Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2024
Entity Registrant Name	dei_EntityRegistrantName	MP63 Fund Inc
Entity Central Index Key	dei_EntityCentralIndexKey	0001071873
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2024
MP63 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
MP63 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MP 63 Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table below describes the fees and expenses that you may pay if you buy and hold, and sell the Fund’s shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Individual Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.26%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the MP 63 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	There is no Redemption Fee charged if shares remain in the fund for one hundred and eighty (180) days or more, therefore you would pay the following expenses if you did not redeem your shares.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The MP 63 Fund seeks to achieve its investment objective by investing at least 80% of its total assets in dividend paying common stock of companies that offer direct investment plans (also known as dividend reinvestment plans or “DRIPs”), with an emphasis on quality and diversity. These are typically large-capitalization stocks (e.g., companies with market capitalizations of greater than $10 billion). The Fund is generally invested in a blend of value and growth styles. Buying and selling decisions emphasize a long-term outlook and take into account the maintenance of a balance among the companies and industries represented. The companies in which the Fund principally invests are typically large capitalization stocks and are diversified across industries. However, the Fund may invest in companies of any size. The remaining assets in the Fund (up to 20%) may be held in cash or cash equivalents, or invested in stocks that the managers believe would be useful for diversification purposes.

Under normal market conditions, the number of companies in which the Fund principally invests is 63.[1] However the number may be more or less depending on the portfolio managers’ assessment of the potential for future growth. Generally, each such company is allocated an amount of the total to be invested in the manner designed to reduce the impact of volatility by investing regularly and periodically rather than making lump-sum investments in larger amounts.  Dividends are generally reinvested in the company that paid the dividend.

Fund holdings are periodically rebalanced to realize profits or losses, to minimize exposure to what the managers may believe are overvalued securities (and augment undervalued positions). To facilitate this investment strategy, the Fund offers an Automatic Investment Plan and encourages shareholders to make regular periodic investments, which can be stopped or changed at any time.

For additional discussion of the Fund’s investment strategies, please see Section 2.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the following principal investment risks:

General Risks

You could lose money investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them because the value of Fund investments may vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund.

Focused Portfolio Risks

The Fund principally invests its assets in the securities that offer direct investment plans (“DRIPs”). Accordingly, negative changes in those securities might result in a greater negative impact to the Fund than a fund that holds a broader array of securities.

Risks of Investing in Common Stocks

Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Large-Size Company Risks

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Size Company Risks

Investing in medium-sized companies may involve greater risk than investing in larger companies. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and the price of their securities may therefore be more volatile.

_____________________________

[1] When the Fund commenced operations in 1999, the companies in which the Fund invested were represented in the MP63 Stock Index (the “DRIP Index”), an index established in 1994 by an affiliate of the Advisor to track the performance of companies that offer dividend reinvestment plans (DRIPs). From January 1, 1994 through May 22, 2017, which is the last day that the DRIP Index was actively maintained and updated, the Fund invested primarily in the portfolio companies that were included in the DRIP Index, with results that the Advisor believes demonstrated the relative advantages of investing in companies with DRIPs. Since May 22, 2017, the Fund has principally invested, and will continue prospectively to principally invest, in common stocks that meet the same investment criteria as was utilized to select the stocks that comprised the DRIP Index. For a more detailed description of the DRIP Index, please see Section 2—DRIP INDEX.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the MP 63 Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance).

Remember the Fund’s past performance (before and after taxes) when such is provided is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.mp63fund.com and by calling toll-free 1-877-MP63FUN (1-877-676-3386). You may also contact the Fund manager at 914-925-0022, ext. 110.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-676-3386
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mp63fund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember the Fund’s past performance (before and after taxes) when such is provided is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Year-By-Year Annual Returns (For calendar years ending on December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods covered in the bar chart, the highest return for a quarter was 15.70% (quarter ended June 30, 2020) and the lowest return for a quarter was -21.82% (quarter ended March 31, 2020). The Fund’s year-to-date return as of March 31, 2024 was 8.28%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.82%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
(*)	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

(**)	The S&P 500 is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.

1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	10.21%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
MP63 Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.86%
5 Years	rr_AverageAnnualReturnYear05	9.00%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
MP63 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	6.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
MP63 Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.34%
5 Years	rr_AverageAnnualReturnYear05	15.68%
10 Years	rr_AverageAnnualReturnYear10	12.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
MP63 Fund | MP63 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 906
Annual Return 2014	rr_AnnualReturn2014	13.28%
Annual Return 2015	rr_AnnualReturn2015	(3.73%)
Annual Return 2016	rr_AnnualReturn2016	14.94%
Annual Return 2017	rr_AnnualReturn2017	18.51%
Annual Return 2018	rr_AnnualReturn2018	(5.54%)
Annual Return 2019	rr_AnnualReturn2019	28.67%
Annual Return 2020	rr_AnnualReturn2020	8.12%
Annual Return 2021	rr_AnnualReturn2021	20.48%
Annual Return 2022	rr_AnnualReturn2022	(8.41%)
Annual Return 2023	rr_AnnualReturn2023	5.92%

[1]	The Fund also has an Administrative and Operating Services Agreement with Moneypaper Publications LLC, the parent company of the Advisor, to provide certain services to the Fund that are necessary for the Fund’s operations and are not provided by other parties. Fees for such services amounted to $126,378 for the year ended February 29, 2024, and are included in “Other Expenses”.